Retirement Plans and Postretirement Costs (Details 3) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 97,739	$ 95,573
Projected benefit obligation	97,739	95,573
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,245	1,422
Projected benefit obligation	$ 1,590	$ 1,872